Debt - Senior and Unsecured Notes and Delayed Draw Term Loan (Details) - USD ($)	Feb. 25, 2022	Mar. 31, 2023	Dec. 31, 2022	Sep. 15, 2022	Apr. 06, 2022	Apr. 05, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total long-term debt			$ 7,927,000,000				$ 427,000,000
Short-term debt		$ 1,500,000,000	1,500,000,000				8,317,000,000
Parent Company
Debt Instrument [Line Items]
Total long-term debt			7,500,000,000				0
Short-term debt			1,500,000,000	$ 1,500,000,000			8,317,000,000
CoreBridge 18-Month DDTL Facility | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Debt instrument term (in years)	18 months
Maximum borrowing capacity	$ 6,000,000,000.0
CoreBridge 3-Year DDTL Facility | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 3,000,000,000.0				$ 2,500,000,000
CoreBridge 3-Year DDTL Facility | Parent Company | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Debt instrument term (in years)	3 years
Interest rate (as a percent)				1.00%
Senior Notes Due 2025 | Hybrid junior subordinated notes | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Interest rate (as a percent)						3.50%
Senior Notes Due 2027 | Hybrid junior subordinated notes | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Interest rate (as a percent)						3.65%
Senior Notes Due 2029 | Hybrid junior subordinated notes | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Amount of debt issued						$ 1,000,000,000.0
Interest rate (as a percent)						3.85%
Senior Notes Due 2032 | Hybrid junior subordinated notes | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Amount of debt issued						$ 1,500,000,000
Interest rate (as a percent)						3.90%
Senior Notes Due 2042 | Hybrid junior subordinated notes | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Amount of debt issued						$ 500,000,000
Interest rate (as a percent)						4.35%
Senior Notes Due 2052 | Hybrid junior subordinated notes | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Amount of debt issued						$ 1,250,000,000
Interest rate (as a percent)						4.40%
Three Year DDTL Facility | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Short-term debt			$ 1,500,000,000	$ 1,500,000,000
Three Year DDTL Facility | Parent Company | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Interest rate (as a percent)			5.80%
Short-term debt			$ 1,500,000,000				0
Senior unsecured notes | Line of Credit | Line of Credit | Senior unsecured notes
Debt Instrument [Line Items]
Total long-term debt						$ 6,500,000,000
Senior unsecured notes | Parent Company | Line of Credit
Debt Instrument [Line Items]
Total long-term debt			$ 6,500,000,000				$ 0